Share-based payment liability (Tables)	12 Months Ended
Mar. 31, 2019
Share-Based Payment Arrangements [Abstract]
Explanation of movement in share-based payment liability
Share options outstanding at the end of the fiscal year have the following exercise prices:

					March 31, 2019 000s	March 31, 2018 000s

Annual shareholder return	Grant date	Expiry date	Exercise price
10%	November 7, 2012	November 7, 2018	246	cents	—	5,600
10%	September 10, 2014	September 10, 2020	411	cents	3,500	3,500
					3,500	9,100

	March 31, 2019 R’000	March 31, 2018 R’000

Movement in share-based payment liability for the year
Opening balance	—	—
Share-based payment expense recognized during the year	—	1,352
Payment made in settlement of the share-based payment liability	—	(1,353)
Foreign currency translation differences	—	1
Closing balance	—	—